Leases - Lessor: Amounts of Remaining Lease Receivables of Net Investment in Leases and Opearting Lease Contracts Due in Each of Next Five Years and Thereafter (Detail) ¥ in Millions	Mar. 31, 2025 JPY (¥)
Operating leases
2026	¥ 405,914
2027	261,880
2028	173,012
2029	109,486
2030	62,653
Thereafter	147,762
Total lease payments	1,160,707
Net investment in leases
2026	480,728
2027	326,021
2028	214,855
2029	130,697
2030	73,476
Thereafter	54,129
Total lease payments	1,279,906
Less imputed interest	(147,720)
Total lease receivables	¥ 1,132,186